Condensed Consolidated Balance Sheets (Unaudited) - USD ($)		Dec. 31, 2024	Mar. 31, 2024		Mar. 31, 2023
Current assets:
Cash and cash equivalents (Refer Note 30- VIE)		$ 4,397,373	$ 1,496,144		$ 3,686,741
Accounts receivable, net of allowance for doubtful accounts (Refer Note 30- VIE)		97,128	194,197		255,175
Balances with government authorities		472,097	427,702		3,962,822
Short term investments			298,495
Prepaid expenses (Refer Note 30- VIE)		184,868	1,445,336		909,828
Other current assets (Refer Note 30- VIE)		338,271	523,746		1,150,209
Assets held for sale		527,784	629,908		923,176
Total current assets		6,017,521	5,059,696		11,074,173
Property and equipment, net of accumulated depreciation $6,717,519 and $6,189,452 respectively (Refer Note 30- VIE)		1,147,427	1,558,980		2,728,523
Operating lease right-of-use assets		1,067,777	1,290,608		1,694,201
Intangible assets, net of accumulated amortisation of $14,640 and $106,769 respectively (Refer Note 30- VIE)		7,458	18,393		33,412
Long term investments (Refer Note 30- VIE)		25,295	91,947		158,455
Balances with government authorities, (Refer Note 30- VIE)		3,940	18,126		248,321
Prepaid expenses (Refer Note 30- VIE)		274,331	326,109
Other non-current assets		1,001,612	808,739		425,669
Total assets		9,545,361	9,172,598		16,458,331
Current liabilities:
Accounts payable (Refer Note 30- VIE)		20,639,479	14,279,152		6,547,978
Current maturities of long-term debt		2,973,192	5,049,483		1,415,861
Current portion of operating lease liabilities		312,491	365,542		466,669
Finance lease liabilities		4,015,692	5,738,239		1,257,423
Contract Liabilities (Refer Note 30- VIE)		689,018	716,091		786,572
Current portion of pension and other employee obligations (Refer Note 30- VIE)		146,976	183,655		146,006
Unsecured Convertible Note		7,017,543
Derivative financial instruments		7,950,503
Other current liabilities (Refer Note 30- VIE)		2,875,156	2,783,618		2,933,032
Total current liabilities		46,772,485	31,296,055		14,608,428
Long-term debt, less current portion					3,039,200
Operating lease liabilities, less current portion		847,700	1,009,681		1,284,755
Finance lease liabilities, less current portion					5,098,262
Pension and other employee obligations, less current portion (Refer Note 30- VIE)		347,930	491,449		438,808
Preferred stock warrant liability					1,190,691
Convertible promissory note					10,944,727
Senior Subordinated Convertible Promissory Notes					17,422,132
Unsecured Convertible Note			10,067,601
Derivative financial instruments					14,373,856
Total liabilities		47,968,115	42,864,786		68,400,859
Commitments and contingencies (Note 32)
Redeemable non controlling interest					25,114,751
Mezzanine equity:
Preferred stock, $0.0001 par value (refer note 24)					168,974,437
Stockholders’ deficit:
Common stock, Value	[1]	677	63	[2]	0	[2]
Additional paid-in capital		280,779,361	272,063,258		22,142,565
Accumulated deficit		(321,357,118)	(307,551,501)		(270,002,280)
Accumulated other comprehensive income		2,154,326	1,795,992		1,827,999
Total stockholders’ deficit		(38,422,754)	(33,692,188)		(246,031,716)
Total liabilities and stockholders’ deficit		9,545,361	9,172,598		16,458,331
Related parties
Current assets:
Short term investments with related parties					166,540
Other current assets with related parties			44,168		19,682
Long term investments with related parties					95,577
Current liabilities:
Accounts payable towards related parties		152,435	152,435
Current portion of long-term debt from related parties					1,054,887
Unsecured promissory note to related parties			$ 2,027,840

[1]	Prior period numbers have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-100 that became effective October 21, 2024. (Refer Note 4)
[2]	As at March 31, 2023, the amount of Common stock presented as zero represents decimal value less than $1.